Consolidated Statements Of Shareholder's Equity (Parentheticals) (USD $) In Millions, unless otherwise specified	12 Months Ended
Oct. 01, 2011
Statement of Stockholders' Equity [Abstract]
Net Income (Loss) Attributable to Redeemable Noncontrolling Interest	$ (4)